Note 7 - Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Dry-docking and Special Survey Costs
Balance, January 1, 2018	$15,429
Additions	11,168
Amortization	(3,358)
Balance, June 30, 2018	$23,239